Annual Total Returns [BarChart] - Harbor Small Cap Growth Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(7.66%)
2012	14.47%
2013	44.78%
2014	8.28%
2015	(1.31%)
2016	6.22%
2017	24.60%
2018	(10.74%)
2019	42.33%
2020	38.39%